UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment Company Act file number          811-3906
                                            --------

     PC&J Performance Fund
     ---------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)          (Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:          937-223-0600
                                                             ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:  June 30, 2009
                           -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.


                                     Page 1
PC&J PERFORMANCE
FUND

Semi-Annual Report to Shareholders
June 30, 2009






























The PC&J Performance Fund is a registered investment company under the Investment Company Act of 1940 and is regulated by the Securities and Exchange Commission. The enclosed Semi-Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations. This report requires no action on your part. Please give us a call if you have any questions (888-223-0600).

PC&J PERFORMANCE FUND
---------------------

FINANCIAL HIGHLIGHTS

The information contained in the table below for the years ended December 31, 2008, 2007, 2006, 2005, and 2004, has been derived from data contained in financial statements examined by Deloitte & Touche LLP, an independent registered public accounting firm. The information for the six months ended June 30, 2009, has been derived from data contained in the unaudited financial statements but which are believed to include all adjustments necessary for a fair presentation. Such information should be read in conjunction with the enclosed financial statements.



                                               Period Ended
                                                 June 30,                   Years Ended December 31,

Selected Data for Each Share of Capital Stock    2009         2008         2007        2006        2005        2004
Outstanding Throughout the Period              (Unaudited)

NET ASSET VALUE-BEGINNING OF PERIOD             $  15.98     $  25.27     $ 23.22     $ 24.35     $ 24.89     $ 24.51

Income from investment operations:
   Net investment income (loss)                     0.07         0.03       (0.04)       0.16        0.04        0.07
   Net realized and unrealized
      gain (loss) on securities                    (0.21)       (9.29)       4.35        1.86        0.78        1.72

TOTAL FROM INVESTMENT OPERATIONS                   (0.14)       (9.26)       4.31        2.02        0.82        1.79

Less distributions:
   From net investment income                      (0.00)       (0.01)      (0.00)1     (0.16)      (0.04)      (0.07)
   From net realized gain
     on investments                                (0.00)       (0.02)      (2.26)      (2.99)      (1.32)      (1.34)

TOTAL DISTRIBUTIONS                                (0.00)       (0.03)      (2.26)      (3.15)      (1.36)      (1.41)

NET ASSET VALUE-END OF PERIOD                    $ 15.84     $  15.98     $ 25.27     $ 23.22     $ 24.35     $ 24.89


TOTAL RETURN                                      (0.88%)     (36.63%)      18.50%       8.49%       3.27%       7.30%

RATIOS TO AVERAGE NET ASSETS
   Expenses                                        1.59%*       1.60%       1.60%       1.60%       1.60%       1.52%
   Net investment income (loss)                    1.00%*       0.14%     (0.14)%       0.59%       0.16%       0.28%

Portfolio turnover rate                          129.96%*     108.94%      78.54%     112.06%      73.99%      54.69%

Net assets at end of period (000's)              $15,590     $ 15,934     $27,200     $28,365     $33,126     $38,842




1 Less than ($.005) per share

* Annualized

See notes to financial statements.


PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2009
(UNAUDITED)



                                           PERCENT
                                            OF NET       NUMBER OF
SECURITY                                    ASSETS        SHARES        VALUE
---------------------------------------    --------      ---------    ----------

COMMON STOCKS AND EXCHANGE
   TRADED FUNDS

Consumer discretionary:                        4.9%
 Aeropostale Inc. 1                                          4,000    $  137,080
 McDonald's Corp.                                            4,000       229,960
 Nike Inc. Cl. B                                             3,000       155,340
 Panera Bread Co. 1                                          3,000       149,580
 Walt Disney Co.                                             4,000        93,320

                                                                         765,280


Consumer staples:                              5.9
 Coca Cola Co.                                               3,000       143,970
 Diamond Foods Inc.                                          3,000        83,700
 Kraft Foods Inc.                                            2,000        50,680
 Pepsico Inc.                                                2,000       109,920
 Philip Morris International, Inc.                           3,000       130,860
 Procter & Gamble Co.                                        3,000       153,300
 Wal-Mart Stores Inc.                                        3,000       145,320
 Yum! Brands Inc.                                            3,000       100,020

                                                                         917,770


Energy:                                        9.6
 Chevron Corp.                                               3,000       198,750
 Exxon Mobil Corp.                                           3,000       209,730
 Occidental Petroleum Corp.                                  4,000       263,240
 Oil Service Holders Trust 2                                 3,500       341,880
 SPDR Energy Select Sector 2                                10,000       480,500

                                                                       1,494,100


Financial services:                           10.3
 Annaly Capital Management Inc.                              3,000        45,420
 Anworth Mortgage Asset Corp.                               36,000       259,560
 Bank of America Corp.                                      12,000       158,400
 Capstead Mortgage Corp.                                    14,000       177,940
 Charles Schwab Corp.                                        4,000        70,160
 Hartford Financial Services Group Inc.                     10,000       118,700
 JP Morgan Chase & Co. Inc.                                  8,000       272,880
 Royal Bank of Canada                                        3,000       122,550
 SPDR Financial Select Sector 2                             10,000       119,500
 Wells Fargo & Co.                                          10,556       256,089

                                                                       1,601,199




See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2009
(UNAUDITED)



                                          PERCENT
                                           OF NET       NUMBER OF
SECURITY                                   ASSETS        SHARES        VALUE
--------------------------------------    --------      ---------    ----------

Healthcare:                                   7.9%
 American Medical Systems Holdings 1                        4,000    $   63,360
 Amgen Inc. 1                                               2,000       105,880
 Bristol Myers Squibb Co.                                   5,000       101,550
 Express Scripts Inc. 1                                     1,000        68,750
 Gilead Sciences Inc. 1                                     4,000       187,360
 Johnson & Johnson                                          2,000       113,600
 Medco Health Solutions 1                                   2,000        91,220
 Rehabcare Group Inc. 1                                     3,000        71,790
 Resmed Inc. 1                                              2,000        81,460
 Valeant Pharmaceutical 1                                   7,000       180,040
 Watson Pharmaceuticals 1                                   5,000       168,450

                                                                      1,233,460


Industrials:                                  5.1
 CSX Corp.                                                  4,000       138,520
 Cubic Corp.                                                5,000       178,950
 General Electric Co.                                       7,000        82,040
 Honeywell International Inc.                               3,000        94,200
 URS Corp. 1                                                3,000       148,560
 United Technologies Corp.                                  3,000       155,880

                                                                        798,150


Materials:                                    1.9
 FMC Corp.                                                  2,000        94,600
 Flowserve Corp.                                            1,000        69,810
 SPDR Gold Trust 1, 2                                       1,500       136,770

                                                                        301,180


Technology:                                  20.2
 Accenture Ltd.                                             4,000       133,840
 Apple Inc. 1                                               2,500       356,075
 CA Inc.                                                    4,000        69,720
 Cisco Systems Inc. 1                                       7,000       130,550
 Cree Inc. 1                                                6,000       176,400
 EMC Corp. 1                                                4,000        52,400
 Equinix Inc. 1                                             2,000       145,480
 Google Inc. 1                                                400       168,636
 Hewlett Packard Co.                                        4,000       154,600
 International Business Machines Corp.                      2,800       292,376
 McAfee Inc. 1                                              5,000       210,950
 Microsoft Corp.                                            9,000       213,930



See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2009
(UNAUDITED)



                                           PERCENT
                                            OF NET       NUMBER OF
SECURITY                                    ASSETS        SHARES         VALUE
---------------------------------------    --------      ---------    -----------

Technology (continued):
 Oracle Corp. 1                                              7,000    $   149,940
 Power Shares QQQ 2                                          9,000        327,420
 Research in Motion Ltd. 1                                   2,000        142,180
 Sybase Inc. 1                                               6,000        188,040
 Synaptics Inc. 1                                            6,000        231,900

                                                                        3,144,437


Telecommunications services:                   2.2%
 AT&T Inc.                                                   7,500        186,300
 Verizon Communications Inc.                                 5,000        153,650

                                                                          339,950


Utilities:                                     0.8
 SPDR Utilites Select Sector 2                               4,500        125,505

Diversified Indexed Trusts:                   19.7
 Barclays iPath India ETN 1, 2                               3,000        146,880
 CurrencyShares Australian Dollar 2                          3,000        242,220
 CurrencyShares Canadian Dollar 2                            2,000        171,700
 S&P 500 SPDR Trust 2                                        4,000        367,800
 iShares MSCI Australia Index 2                             16,000        268,800
 iShares MSCI BRIC Index 2                                   3,000        106,590
 iShares MSCI Brazil Index 2                                 4,000        211,880
 iShares MSCI Canada Index 2                                11,000        235,620
 iShares Tr. Russell 1000 Growth 2                          10,500        430,815
 iShares Tr. Russell 2000 2                                  2,000        102,160
 iShares Tr. Russell Mid Cap Growth 2                        5,000        182,250
 iShares S&P 100 Index 2                                     8,000        344,240
 iShares Tr. FTSE/Xinhua China Index 2                       7,000        268,590

                                                                        3,079,545

TOTAL COMMON STOCKS AND
   EXCHANGE TRADED FUNDS
 (Cost $13,046,557)                           88.5                     13,800,576


NON-CONVERTIBLE PREFERRED STOCK                1.6
 PowerShares Financial Preferred ETF 2                      17,000        247,010
        (Cost $186,502)





See notes to financial statements.

------

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Concluded)
JUNE 30, 2009
(UNAUDITED)



                                           PERCENT
                                            OF NET       NUMBER OF
SECURITY                                    ASSETS       SHARES/PAR       VALUE
---------------------------------------    --------      ----------    ------------

WARRANTS                                       0.0%
 Prescient Medical Inc. Warrants 3, 4                        50,000    $         0
 2-14-2013 (Cost $0)

CONVERTIBLE BONDS                              2.1
 HyperActive Technologies Inc. 1, 3, 4
            8.000%, due 04-22-10                            125,000        124,956
 Prescient Medical Inc. 1, 3, 4
            10.000%, due 08-14-09                           200,000        200,000


TOTAL CONVERTIBLE BONDS
 (Cost $325,000)                                                           324,956


INVESTMENT COMPANIES                          10.5
 First American Treasury Obligations                         11,326         11,326
 Vanguard Money Market Reserves                           1,625,000      1,625,000


TOTAL INVESTMENT COMPANIES
 (Cost $1,636,326)                                                       1,636,326


TOTAL INVESTMENTS
 (Cost $15,194,385) 5                        102.7                      16,008,868



LIABILITIES LESS OTHER ASSETS                 (2.7)                       (418,826)


NET ASSETS                                   100.0%                    $15,590,042








1  Non-income producing security.
2 Exchange Traded Funds, or baskets of stocks giving exposure to certain industry and style segments.
3  Security has been deemed illiquid.
4 Security valued according to "good faith pricing" guidelines. (See Note A) 5 Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation. (See Note D)


See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2009
(UNAUDITED)



ASSETS:
Investments in securities, at value
 (Cost basis - $15,194,385) (Notes A & D)                          $16,008,868

Receivables:
       Dividends and interest                                           62,314
       Fund shares sold                                                  3,091
       Securities sold                                                 246,787

       Total receivables                                               312,192


Total assets                                                        16,321,060


LIABILITIES:

Payables:
       Securities purchased                                           (710,353)
       Accrued expenses (Note B)                                       (20,665)

       Total payables                                                 (731,018)


NET ASSETS                                                         $15,590,042



SHARES OUTSTANDING (Unlimited authorized shares - no par value):
     Beginning of period                                               997,411
     Net decrease (Note C)                                             (13,326)

     End of period                                                     984,085




NET ASSET VALUE, offering price and redemption price per share     $     15.84



NET ASSETS CONSIST OF:
     Paid in capital                                               $16,915,247
     Net unrealized appreciation on investments                        814,483
     Undistributed net investment income                                95,200
     Accumulated net realized loss on investments                   (2,234,888)

     Net Assets                                                    $15,590,042








See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2009
(UNAUDITED)



INVESTMENT INCOME (Note A):
     Dividends                                                 $   175,401
     Interest                                                       14,876

                                                                   190,277
                                                               ------------

EXPENSES (Note B):
     Investment advisory fee                                        72,877
     Management fee                                                 43,726

Total expenses                                                     116,603


NET INVESTMENT INCOME (LOSS)                                        73,674


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
     Net realized loss on investments                           (1,724,425)
     Change in unrealized appreciation of investments            1,474,494

NET REALIZED AND UNREALIZED GAIN (LOSS ) ON INVESTMENTS           (249,931)


NET DECREASE IN NET ASSETS FROM OPERATIONS                     $  (176,257)
























See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENTS OF CHANGES IN NET ASSETS




                                                            For The Six Months         For the Year
                                                                 Ended                    Ended
                                                             June 30, 2009          December 31, 2008
                                                              (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                      $    73,674                 $     31,031
 Net realized loss on investments                            (1,724,425)                    (510,463)
 Change in unrealized appreciation (depreciation) of
      investments                                             1,474,494                   (9,082,497)

Net decrease in net assets from operations                     (176,257)                  (9,561,929)


DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                           0                       (9,505)
 From net realized gain on investments                                0                      (23,293)

Net decrease in assets from distributions to shareholders             0                      (32,798)


INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS (Note C)                            (167,459)                  (1,671,602)

Total decrease in net assets                                   (343,716)                 (11,266,329)

NET ASSETS:
 Beginning of period                                         15,933,758                   27,200,087


 End of period                                              $15,590,042                 $ 15,933,758




UNDISTRIBUTED NET INVESTMENT INCOME                         $    95,200                $     21,526





















See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 2009
(UNAUDITED)

A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
PC&J Performance Fund (the "Fund") commenced operations on December 23, 1983, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940 ("1940 Act"). The investment objective of the Fund is long-term growth of capital.
Current  income  is  of  secondary  importance.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(1) Security Valuations - Securities that are traded on any national exchange are generally valued at the last quoted sales price or, if unavailable, the last bid price. Securities that are traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Securities may be valued on the basis of prices furnished by a pricing service when Parker Carlson & Johnson, Inc. (the "Adviser") believes such prices accurately reflect the fair market value of such securities. If the Adviser decides through the due diligence process that the last sale price, last bid price, or NASDAQ Official Closing Price does not accurately reflect current value and therefore market quotations are not readily reliable, the security is valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees ("Trustees"). It is incumbent upon the Adviser to consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on a multiple of earnings, or a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or yield to maturity with respect to debt issues, or a combination of these and other methods.
In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.
Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:
Level  1  -  quoted  prices  in  active  markets  for  identical  securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2009
(UNAUDITED)

The following table summarizes the inputs used to value the Fund's net assets as of June 30, 2009.



Valuation Inputs                                             Investments in Securities ($000)
Level 1 - Quoted Prices                                      $                         15,684
Level 2 - Other Significant Observable Inputs                                               0
Level 3 - Significant Unobservable Inputs                                                 325
   Total                                                     $                         16,009
                                                             ---------------------------------


                                                                                  Measurements
                                                                     Using Unobservable Inputs
$ in 000s                                                                            (Level 3)

                                                                                    Securities


Beginning Balance 12-31-2008                                 $                            325

Total gains or losses (realized/unrealized) included in
earnings                                                                                    0

Purchases, sales, issuances, and settlements (net)                                          0

Transfers in and/or out of Level 3                                                          0

Ending Balance 6-30-2009                                     $                            325


The amount of total gains or losses for the period
included in earnings (or changes in net assets)
attributable to the change in unrealized gains or losses
 relating to assets still held at the reporting date         $                              0
                                                             =================================


Gains and losses (realized and unrealized) included in earnings (or changes in net assets) for the period are reported in trading revenues as follows:

Total gains or losses included in earnings (or changes in
net assets) for the period                                   $                              0

Change in unrealized gains or losses relating to assets
still held at reporting date                                 $                              0

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2009
(UNAUDITED)

(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to continue to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. As of December 31, 2008, the Fund has a capital loss carry forward of $510,463 which can be carried forward through 2016. This loss can be used to offset future gains. See Note E for further disclosure regarding adoption of FASB Interpretation 48. The adoption has no material impact on the financial statements; furthermore, management anticipates no impact on future financial statements.
(3) Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains generally are declared and paid annually, but can be more frequent. Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued daily.
The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund.

B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT
     The Fund has an investment advisory agreement (the "Agreement") with the Adviser, whereby the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of 1.0% of the daily net assets of the Fund. Investment advisory fees were $72,877 for the six months ended June 30, 2009. The Fund has a management agreement with PC&J Service Corp. ("Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including Trustee fees of $2,000 for the six months ended June 30, 2009.

Service Corp. is entitled to a monthly fee, accrued daily, based on an annual rate of 0.6% of the daily net assets of the Fund. Management fees were $43,726 for the six months ended June 30, 2009.
Certain officers and Trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.

------
PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2009
(UNAUDITED)




C.   CAPITAL SHARE TRANSACTIONS
                                        For the Six Months Ended      For the Year Ended
                                              June 30, 2009           December 31, 2008
                                               (Unaudited)

                                        Shares         Dollars       Shares       Dollars
                                     ---------     -----------    ---------    -----------
     Subscriptions                      31,459     $   483,787       50,788     $ 1,099,804
     Reinvestment of distributions           0               0        2,134          32,798

                                        31,459         483,787       52,922       1,132,602
     Redemptions                       (44,785)       (651,246)    (132,088)     (2,804,204)

     Net increase (decrease)           (13,326)    $  (167,459)     (79,166)    $(1,671,602)

D.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the six months ended June 30, 2009, aggregated $8,894,014 and $9,528,640, respectively.
At June 30, 2009, gross unrealized appreciation on investments was $1,741,113 and gross unrealized depreciation on investments was $926,630 for a net unrealized appreciation of $814,483 for financial reporting and federal income tax purposes.


E.  FEDERAL  TAX  DISCLOSURE
                              Tax Character of Distributions Paid
For the Year Ended December 31, 2008        For the Year Ended December 31, 2007
------------------------------------        ------------------------------------


Ordinary Income   Capital Gains   Total Distribution   Ordinary Income   Capital Gains   Total Distribution
----------------  --------------  -------------------  ----------------  --------------  -------------------
$         9,505  $       23,293  $            32,798  $        387,069  $    1,853,890  $         2,240,959
================  ==============  ===================  ================  ==============  ===================




Tax Basis of Distributable Earnings
As of December 31, 2008


Undistributed Ordinary Income         Undistributed Accumulated Realized Losses    Unrealized Appreciation
------------------------------------  -------------------------------------------  -------------------------
$                      21,526         $                                 (510,463)  $               (660,011)
====================================  ===========================================  =========================



The percentage of ordinary income dividends that are eligible for the reduced rate attributed to qualified dividend income under the Jobs and Growth Tax Relief & Reconciliation Act of 2003 is 100.0%.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2009
(UNAUDITED)

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return, and is effective for the Fund's fiscal year beginning January 1, 2007. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005-2008) for purposes of implementing FIN 48, and has concluded that as of June 30, 2009, no provision for income tax would be required in the Fund's financial statements.



F.  RENEWAL  OF  INVESTMENT  ADVISORY  AGREEMENT
The investment advisory agreement between the Fund and the Adviser (the "Agreement") was renewed by the Board of Trustees at a meeting held on February 18, 2009. In determining whether to approve the Agreement, the Trustees reviewed the following: the nature of the Adviser's business; the performance of the Fund and the Adviser; the Adviser's personnel and operations; the nature, quality and extent of the investment advisory services provided by the Adviser to the Fund; the cost of the services and the profit to be realized by the Adviser; a comparison of the fees paid by other funds and accounts; and economies of scale and other benefits to the Fund and the Adviser.

The Trustees reviewed a description of the Adviser's business and a copy of the Adviser's most recent registration statement on Form ADV. The Trustees noted that the Fund is used as an investment vehicle for the Adviser's management clients, not as a stand-alone product. The Fund was created in order to efficiently manage the assets of the Adviser's smaller account relationships and the Fund's shareholders receive many of the same advice and planning services, at no additional cost, as the Adviser's non-Fund clients. The representatives of the Adviser explained that understanding the nature of the Adviser's business is important in reviewing the Fund's performance and advisory fees. The Trustees also reviewed the Adviser's balance sheet dated as of December 31, 2008, and income statement for the year ended December 31, 2008, and concluded that the Adviser had adequate financial resources to provide the necessary services to the Fund. The Trustees also considered the services provided by PC&J Service Corp. ("Service Corp."), a wholly owned subsidiary of the Adviser. The Adviser explained that Service Corp., the Fund's transfer agent, fund accountant, and dividend disbursing agent, was formed to provide transfer agency services to the Fund in a cost efficient manner. The Trustees reviewed Service Corp.'s balance sheet dated as of December 31, 2008, and income statement for the year ended December 31, 2008, and concluded that Service Corp. had adequate financial resources to provide the necessary services to the Fund.

Next, the Trustees reviewed the Adviser's personnel and operations. The organizational chart of all professional personnel performing services for the Fund was next reviewed, as well as a breakout of the amount of time spent on the Fund's activities as compared to the amount of time spent on other activities. Following this review, the Trustees concluded that the Adviser's personnel staffing was adequate to provide the necessary services to the Fund, and that the quality of the services provided by the Adviser to the Fund is excellent.

The Trustees then compared the Fund's returns with benchmark indices. The Trustees noted that the Fund does not have a pre-defined peer group or specific investment style like many other mutual funds. Mr. Johnson explained that because the Adviser often is the sole investment adviser for a client/shareholder, and the Fund serves as the investment vehicle for the Adviser's clients, the Adviser takes a broader view than a specific investment mandate.

The Trustees compared the Fund's average total returns to several broad-based indices. Mr. Johnson noted that the investment focus of the Fund has changed from small-cap stocks at the inception of the Fund, to primarily large-cap growth stocks in the 1990s, to a combination of individual stocks and ETFs,

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2009
(UNAUDITED)

which presently comprise a majority of the Fund's investment portfolio. This evolution makes benchmark comparisons more difficult. Mr. Johnson reviewed with the Trustees the recent and long-term performance of the Fund, compared to benchmarks and funds of similar size and strategy, during the portfolio review earlier in the meeting. The Trustees concluded that the performance of the Fund was good based on this review.

The Trustees then turned their attention to the nature, quality and extent of the services provided to the Fund. In addition to reviewing the professional personnel involved in providing advisory services to the Fund, the Trustees reviewed (i) the Adviser's compliance programs, including the Adviser's practices for monitoring compliance with the Fund's investment limitations; (ii) the business background and experience of the Adviser's Chief Compliance Officer; (iii) examinations of the Adviser by state or Federal regulators during the period since the last renewal of the Agreement; (iv) any material litigation or administrative actions involving the Adviser or its affiliates, of which there were none; and (v) the Adviser's currently effective Code of Ethics adopted earlier in this meeting pursuant to Rule 17j-1. The Trustees reviewed the certification from the Adviser that the employees of the Adviser have complied with the Adviser's Code of Ethics and that the Adviser has procedures in place to prevent violations of its Code of Ethics. The Trustees concluded that they were satisfied with the compliance programs of the Adviser. Based on the materials presented and their experiences with the Adviser, the Trustees concluded that the nature, quality and extent of the services provided by the Adviser are excellent in light of the objective and strategy of the Fund, and were consistent with the Board's expectations.

The Trustees also considered the cost to the Adviser and Service Corp. of providing the services and the profits realized by the Adviser and Service Corp. In reviewing the Adviser's profitability, the Trustees considered and reviewed the information in the Board materials which included the allocation of expenses to the Adviser, including the method of allocating indirect and overhead costs with respect to the Fund; a comparison of the Adviser's overall profitability with the profitability of other investment advisers; and material payments by the Fund to the Adviser, other than the fees paid pursuant to the Agreement. The Trustees also reviewed a comparison matrix of service provider fees provided by Thompson Hine. This matrix included transfer agency, fund accounting and administration fees paid by other mutual funds. After this review, the Trustees concluded that the allocation of expenses was reasonable, the profitability of the Adviser consolidated with the profitability of Service Corp. was below the average of other investment advisers, and the service provider fees charged by Service Corp. were reasonable in light of the high level of services provided.

Next, the Trustees considered whether the compensation payable to the Adviser was reasonable in comparison to fees paid by other funds in the Fund's peer group and in absolute terms. In doing so, the Trustees reviewed (i) the current advisory fee schedule, actual dollar payments and any proposed changes; (ii) an advisory fee comparison with the advisory fee of similar sized funds; (iii) a comparison of advisory fees paid by the Fund under the Agreement with fees paid to the Adviser by other comparable accounts managed by the Adviser; and (iv) a comparison of the expense ratio of the Fund with the expense ratio of funds in the peer group. Ms. Carlson informed the Trustees that, because of the nature of the relationship between the Adviser and the shareholder/clients, the level of service received by shareholders, in her opinion, exceeded the "average service" provided by advisers to other mutual funds. She stated that the Adviser provides shareholder reporting tailored to specific client needs, provides performance and cost information, and makes the Fund's manager available for shareholder questions. She explained that these services are embodied in its advisory fee. In addition, Ms. Carlson noted that small, individually managed accounts would be subject to a minimum fee that would exceed the 1.0% advisory fees charged through the Fund. The Trustees noted that a better fee/expense comparison is total expenses paid by comparable funds, since the Fund's advisory fee is all-inclusive with no front-end, deferred or redemption fees. Based on the information presented, the Trustees concluded that the Adviser's fees were reasonable.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
FOR THE SIX MONTHS ENDED JUNE 30, 2009
(UNAUDITED)

Next, the Trustees reviewed the economies of scale associated with managing the Fund, the appropriateness of fee breakpoints, and benefits that accrue to the Adviser as a result of its relationship with the Fund. The Trustees concluded that as the Fund grows, adding breakpoints to benefit from realized economies of scale could be appropriate, but that such considerations are not yet relevant due to the size of the Fund and no excessive profits. In addition, the Trustees concluded that investment analysis done on behalf of the Fund may benefit some of the Adviser's other accounts, but investment ideas utilized in other accounts also may benefit the Fund. Finally, the Trustees reviewed a report on the use of the Fund brokerage as a "soft dollar" payment for research and discussed the benefits of the soft dollar arrangements to the Adviser, as well as the benefits to the shareholders.

Finally, the Trustees reviewed the Adviser's practices for monitoring compliance. Ms. Carlson, as Chief Compliance Officer, explained that monthly tests are performed to ensure the Fund is in compliance with IRS and SEC diversification requirements. Ms. Carlson is one of the founders of the Adviser and has been in the investment management business for more than 25 years. Her experience and background provide her with an understanding of the functions and requirements from the ground up. She stated that there was an SEC examination in January 2008; findings were reviewed at the previous meeting. Mr. Johnson confirmed there is no material litigation or administrative actions involving the Adviser or PC&J Service Corp.

Based upon the information provided, the Board concluded that the fees paid, and to be paid, to the Adviser pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the renewal of the Agreement was in the best interest of the Fund's shareholders. Therefore, the Agreement was renewed for an additional one year term.

PC&J  PERFORMANCE  FUND
-----------------------

ADDITIONAL INFORMATION
FOR THE SIX MONTHS ENDED JUNE 30, 2009
(UNAUDITED)

FUND  EXPENSES
As a shareholder of the Fund, you incur ongoing costs, including management fees and investment advisory fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period (January 1, 2009) and held for the six months ended June 30, 2009.
                                Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
                  Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.





                                                    Ending Account
                          Beginning Account Value        Value        Expenses Paid
                              January 1, 2009        June 30, 2009   During Period*

Actual                    $                  1,000  $        991.24  $          7.90

Hypothetical (5% return
 before expenses)         $                  1,000  $      1,016.86  $          8.00



* Expenses are equal to the Fund's annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the current fiscal year.

PC&J PERFORMANCE FUND
---------------------

ADDITIONAL INFORMATION (Concluded)
FOR THE SIX MONTHS ENDED JUNE 30, 2009
(UNAUDITED)

PORTFOLIO  CHARACTERISTICS




INDUSTRY SECTOR                 % OF NET ASSETS
                                ----------------


Consumer discretionary                      4.9%
Consumer staples                            5.9
Energy                                      9.6
Financial services                         10.3
Healthcare                                  7.9
Industrials                                 5.1
Materials                                   1.9
Technology                                 20.2
Telecommunications services                 2.2
Utilities                                   0.8
Diversified indexed trusts                 19.7
Non-convertible preferred stk.              1.6
Convertible bonds                           2.1
Investment companies                       10.5
Liabilities less other assets              (2.7)
Total                                     100.0%
                                ----------------




A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12-month period ended June 30 are available without charge: (1) upon request by calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained
by  calling   1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.   Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of July 17, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J Performance Fund
---------------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date     August 14, 2009
         ---------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
     James M. Johnson, President

Date     August 14, 2009
         ---------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date     August 14, 2009
         ---------------